Discontinued Operations (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations	$ 3,610	$ 155	$ 454
Net Cash Used in Discontinued Operations	$ 8,619	217	(236)
Sikorsky [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Date	Nov. 06, 2015
Proceeds from Divestiture of Businesses	$ 9,083
Net sales to Sikorsky	138	235	206
Purchases from Sikorsky, cost of products and services sold	$ 25	$ 17	$ 21
Pratt and Whitney Rocketdyne [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Date			Jun. 14, 2013
UTC Power [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Date			Feb. 12, 2013
Rocketdyne, UTC Power and Hamilton Industrials [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations			$ 35
Rocketdyne and Hamilton Industrials [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Cash Used in Discontinued Operations			$ (277)